Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Related Party Transactions

Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2012	2013	2014
Sales of products	¥1,847	1,128	802
Purchases of raw materials	6,155	3,757	2,800
Receivables	459	338	114
Payables	2,653	1,255	1,336
Purchases of software, hardware and others	95	66	282
Research and development expenses, computer rentals, maintenance and other expenses	1,976	1,634	1,551